DEFERRED TAX ASSETS/(LIABILITIES)	12 Months Ended
Dec. 31, 2020
DEFERRED TAX ASSETS/(LIABILITIES) [abstract]
Disclosure of deferred tax assets/(liabilities)

1.               DEFERRED TAX ASSETS/(LIABILITIES)

	2019	2020
	RMB’000	RMB’000

Deferred tax assets	366,348	496,920
Less: Offsetting of deferred tax liabilities	(75,098)	(73,966)
Deferred tax assets (net)	291,250	422,954

Deferred tax liabilities	(136,503)	(132,879)
Less: Offsetting of deferred tax assets	75,098	73,966
Deferred tax liabilities (net)	(61,405)	(58,913)

	229,845	364,041

The analysis of deferred tax assets and deferred tax liabilities is as follows:

	2019	2020
	RMB’000	RMB’000

Deferred tax assets:
- Deferred tax assets to be recovered after more than 12 months	144,415	394,474
- Deferred tax assets to be recovered within 12 months	221,933	102,446
	366,348	496,920

Deferred tax liabilities:
- Deferred tax liabilities to be recovered after more than 12 months	(133,854)	(127,105)
- Deferred tax liabilities to be recovered within 12 months	(2,649)	(5,774)
	(136,503)	(132,879)

The movement in deferred tax assets and liabilities of the Group during the year, without taking into consideration the offsetting of balances within the same tax jurisdiction, is as follows:

	At January 1 2019	(Charged)/ Credited to the comprehensive income statement	At December 31 2019	Credited/ (Charged) to the comprehensive income statement	At December 31 2020
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Deferred tax assets:
Deductible tax losses	-	-	-	302,586	302,586
Impairment provision for receivables	17,841	(20)	17,821	(27)	17,794
Impairment provision for fixed assets and construction-in-progress	6,455	5,171	11,626	2,959	14,585
Impairment provision for materials and supplies	9,455	(5,045)	4,410	(4,410)	-
Differences in accounting base and tax base of government grants	25,429	(2,178)	23,251	2,015	25,266
Differences in accounting base and tax base of employee benefits obligations	45,740	5,063	50,803	35,317	86,120
Loss on disposal of fixed assets	13,348	11,767	25,115	(968)	24,147
Difference in accounting base and tax base of party organization activity fee	7,973	8,303	16,276	10,146	26,422
Difference in accounting base and tax base in the recognition of land disposal proceed	146,781	65,236	212,017	(212,017)	-
Others	-	5,029	5,029	(5,029)	-
	273,022	93,326	366,348	130,572	496,920

	At January 1 2019	(Credited)/ Charged to the comprehensive income statement	At December 31 2019	(Credited)/ Charged to the comprehensive income statement	At December 31 2020
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Deferred tax liabilities:
Differences in accounting base and tax base in recognition of fixed assets	5,270	(19)	5,251	(493)	4,758
Differences in accounting base and tax base in recognition of leasehold land payments	63,897	(2,493)	61,404	(2,491)	58,913
Changes in the fair value of available-for-sale financial assets	60,647	-	60,647	-	60,647
Others	9,811	(610)	9,201	(640)	8,561
	139,625	(3,122)	136,503	(3,624)	132,879

Deferred income tax assets are recognized for tax loss carry-forwards and other temporary difference to the extent that the realization of the related tax benefit through future taxable profits is probable. The Group did not recognize deferred income tax assets in respect of tax losses and other temporary difference amounting to RMB247,705,000(2019: RMB154,921,000) arising from operations of subsidiaries which do not foresee to have enough tax deductible assessable profits in the near future.

	2019	2020
	RMB’000	RMB’000

Tax losses that can be carried forward (a)	142,469	235,403
Deductible temporary differences	12,452	12,302
	154,921	247,705

(a)           The tax loss carry-forwards in which no deferred income tax assets were recognized will expire in the following years:

	2019	2020
	RMB’000	RMB’000

2020	16,745	-
2021	22,090	22,090
2022	22,245	22,245
2023	36,393	36,393
2024	44,996	44,996
2025	-	109,679
	142,469	235,403